Business Combination (Details)								12 Months Ended
	Dec. 23, 2022 CNY (¥)	Sep. 23, 2022 CNY (¥)	Sep. 23, 2022 USD ($)	Dec. 07, 2021 CNY (¥)	Dec. 07, 2021 USD ($)	Nov. 19, 2021 CNY (¥)	Nov. 19, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2023	Nov. 17, 2021
Business Combination [Line Items]
Purchase price						¥ 2	$ 0.3
Revenue								¥ 541,924,655	$ 75,388,773	¥ 585,365,937	¥ 682,292,979
Net loss								¥ 71,641,496	$ 9,966,265	¥ (421,190,362)	(357,731,093)
Younike [Member]
Business Combination [Line Items]
Equity interests percentage	100.00%
Purchase price	¥ 0
Bimai [Member]
Business Combination [Line Items]
Equity interests percentage		100.00%	100.00%
Purchase price		¥ 2	$ 0.3
Revenue											4,600,000	$ 700,000
Net loss											¥ 600,000	$ 100,000
Guangzhou Tapuyu Internet Technology Co., Ltd [Member]
Business Combination [Line Items]
Equity interests percentage														100.00%
Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. [Member]
Business Combination [Line Items]
Equity interests percentage														100.00%
Tapuyu and Pengcheng Keyi [Member]
Business Combination [Line Items]
Purchase price				¥ 2	$ 0.3
USD [Member] | Younike [Member]
Business Combination [Line Items]
Exchange rate													1,000,000
USD [Member] | Bimai [Member]
Business Combination [Line Items]
Exchange rate		1	1
USD [Member] | Tapuyu [Member]
Business Combination [Line Items]
Exchange rate						1	1
USD [Member] | Pengcheng Keyi [Member]
Business Combination [Line Items]
Exchange rate				1	1
RMB [Member] | Younike [Member]
Business Combination [Line Items]
Exchange rate													6,964,600
RMB [Member] | Bimai [Member]
Business Combination [Line Items]
Exchange rate		6.992	6.992
RMB [Member] | Tapuyu [Member]
Business Combination [Line Items]
Exchange rate						6.3825	6.3825
RMB [Member] | Pengcheng Keyi [Member]
Business Combination [Line Items]
Exchange rate				6.3738	6.3738